Contingent and Deferred Consideration Payable (Tables)	3 Months Ended
Mar. 31, 2024
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent Consideration Payable

Contingent and deferred consideration payable is comprised of the following balances:

Balance as of December 31, 2023	$18,706
Payments made during the period	(7,755)
Additions in the period	—
Fair value loss and other	(126)
Balance as of March 31, 2024	$10,825
Current	$10,183
Non-current	$642